Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current
- secured	¥ 596	¥ 755
- unsecured	5,427	314
Long-term bank borrowings	6,023	1,069
Corporate bond - unsecured	10,000	13,000
Medium-term notes - unsecured	4,696	4,689
Non-current borrowings	20,719	18,758
Current
Secured	208	220
Unsecured	3,734	345
Short-term borrowings - unsecured	20,626	4,195
Ultra short-term financing bills - unsecured		21,986
Current borrowings except current portion of corporate bond	24,568	26,746
Current portion of corporate bond
- unsecured	3,000
Current borrowings	27,568	26,746
Borrowings
Total borrowings	48,287	45,504
Within 1 year [member]
Borrowings
Total borrowings	27,568	26,746
After 1 year but within 2 years [member]
Borrowings
Total borrowings	9,126	440
After 2 years but within 5 years [member]
Borrowings
Total borrowings	11,566	18,260
After 5 years [member]
Borrowings
Total borrowings	¥ 27	¥ 58